Business Combinations - Additional Information (Detail) R in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Jan. 01, 2018 USD ($)	Mar. 15, 2017 USD ($)	Jan. 20, 2017 USD ($)	Jun. 14, 2016 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	May 01, 2015 USD ($)	May 01, 2015 ZAR (R)
Disclosure of detailed information about business combination [line items]
Payment of contingent consideration						$ 5,465
Release of restricted cash, held in escrow						1,535
Denali Sourcing Services Inc. [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired			100.00%
Purchase consideration			$ 38,668
Working capital adjustments						(968)
Contingent consideration			$ 6,277
Contingent consideration payable period			Three years
Discount rate used for estimating fair value of contingent consideration liability			2.5 percent
Acquisition related costs							$ 502
Payment of contingent consideration	$ 2,351
Deferred consideration			$ 522				522
Payment of deferred consideration						522
Denali Sourcing Services Inc. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement			0
Denali Sourcing Services Inc. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement			$ 6,578
Value Edge Research Services Private Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired				100.00%
Purchase consideration				$ 18,265
Working capital adjustments				765
Contingent consideration				$ 5,112
Contingent consideration payable period				Three years
Acquisition related costs							24
Release of restricted cash, held in escrow						1,535
Telkom SA SOC Limited [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration								$ 3,331
Purchase consideration in cash based on exchange rate on September 30, 2015								$ 2,572	R 35,639
MTS HealthHelp Inc. [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interests acquired		100.00%
Purchase consideration		$ 68,910
Working capital adjustments		573
Contingent consideration		$ 8,545
Contingent consideration payable period		Two years
Discount rate used for estimating fair value of contingent consideration liability		2.5 percent
Acquisition related costs							$ 1,809
Payment for working capital adjustments						$ 573
Reversal of contingent consideration in relation to acquisition					$ 1,324
Payment of contingent consideration					$ 3,114
Goodwill expected to be deductible for tax purposes		$ 14,876
MTS HealthHelp Inc. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement		0
MTS HealthHelp Inc. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Potential undiscounted amount of all future payments that could be required to make under the contingent consideration arrangement		$ 8,876